Property and Equipment - Carrying amount of property and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 19,163
Ending balance	20,821
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	45,311
Additions	2,218
Lease modifications	3,447
Disposals	(1,041)
Effect of translation	(963)
Ending balance	48,972
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(26,148)
Lease modifications	675
Disposals	932
Effect of translation	487
Depreciation charge	(4,097)
Ending balance	(28,151)
Property, plant and equipment | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,888
Ending balance	2,407
Property, plant and equipment | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,253
Additions	853
Lease modifications	0
Disposals	0
Effect of translation	(58)
Ending balance	4,048
Property, plant and equipment | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,365)
Lease modifications	0
Disposals	0
Effect of translation	26
Depreciation charge	(302)
Ending balance	(1,641)
Property, plant and equipment | Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,442
Ending balance	3,105
Property, plant and equipment | Technical equipment and machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,876
Additions	214
Lease modifications	0
Disposals	(210)
Effect of translation	(76)
Ending balance	6,804
Property, plant and equipment | Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,434)
Lease modifications	0
Disposals	168
Effect of translation	69
Depreciation charge	(502)
Ending balance	(3,699)
Property, plant and equipment | Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,158
Ending balance	2,991
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,152
Additions	679
Lease modifications	0
Disposals	(831)
Effect of translation	(273)
Ending balance	13,727
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,994)
Lease modifications	0
Disposals	764
Effect of translation	213
Depreciation charge	(719)
Ending balance	(10,736)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,675
Ending balance	12,318
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,030
Additions	472
Lease modifications	3,447
Disposals	0
Effect of translation	(556)
Ending balance	24,393
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,355)
Lease modifications	675
Disposals	0
Effect of translation	179
Depreciation charge	(2,574)
Ending balance	$ (12,075)